February 9, 2010
Robin S. Yonis
Vice President
General Counsel
Office: (949) 219-6767
Fax: (949) 719-0804
E-mail: Robin.Yonis@PacificLife.com
Via Electronic Transmission
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
RE: Pacific Select Fund
(File Nos. 33-13954, 811-05141)
Dear Sir or Madam:
On behalf of Pacific Select Fund (the “Fund”), attached for electronic filing is Post-Effective Amendment No. 79 to the Fund’s Registration Statement on Form N-1A, which is filed in reliance on Rule 485(a) under the Securities Act of 1933. This Post-Effective Amendment is filed for the purpose of changing the portfolio managers of the Dividend Growth (formerly called Diversified Research), Floating Rate Loan, and Small-Cap Equity Portfolios and to comply with new Form N-1A requirements.
Information that was not available at the time of the filing (e.g. other accounts managed, beneficial interest of Trustees, Trustee compensation, advisory fees paid), together with the financial information, will be added in a 485(b) filing prior to the effective date.
As the facing sheet indicates, this Post-Effective Amendment is scheduled to become effective in 60 (sixty) days. No fees are required in connection with this filing. Please call me at the above number or Anthony H. Zacharski at (860) 524-3937 with any questions or comments regarding the attached.
Sincerely,
/s/ Robin S. Yonis
cc: Anthony H Zacharski, Esq., Dechert LLP (w/attachment)